Document and Entity Information	12 Months Ended
Oct. 01, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 31, 2012
Registrant Name	T. Rowe Price Institutional Income Funds, Inc.
Central Index Key	0001169187
Amendment Flag	false
Document Creation Date	Sep 27, 2012
Document Effective Date	Oct 1, 2012
Prospectus Date	Oct 1, 2012

Institutional Class | T. Rowe Price Institutional Core Plus Fund
T. Rowe Price Institutional Core Plus Fund
Investment Objective
The fund seeks to maximize total return through income and capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Institutional Class T. Rowe Price Institutional Core Plus Fund
Management fee		0.40%
Other expenses		none
Acquired fund fees and expenses		0.06%
Total annual fund operating expenses		0.46%
Fee waiver/expense reimbursement	[1]	0.06%
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]	0.40%
[1]	T. Rowe Price Associates, Inc. is required to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset any acquired fund fees and expenses related to investments in other T. Rowe Price mutual funds. The amount of the waiver will vary each fiscal year in proportion to the amount invested in other T. Rowe Price mutual funds. The T. Rowe Price funds would be required to seek regulatory approval in order to terminate this arrangement.
[2]	The figure shown under "Total annual fund operating expenses after fee waiver/expense reimbursement" does not match the "Ratio of expenses to average net assets" shown in the Financial Highlights table, as that figure does not include acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 year	3 years	5 years	10 years
Institutional Class T. Rowe Price Institutional Core Plus Fund	41	128	224	505

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 140.6% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund intends to invest at least 65% of its net assets (including any borrowings for investment purposes) in a “core” portfolio of investment-grade, U.S. dollar-denominated fixed income securities that may include, but are not limited to, debt securities of the U.S. government and its agencies, corporate bonds, mortgages, and asset-backed securities. Normally, the fund will also maintain a “plus” portion of its portfolio in other sectors of the bond market, including high yield, non-U.S. dollar-denominated, and emerging market securities, to seek additional value.

Under normal conditions, the fund expects to maintain an effective duration within +/-20% of the Barclays U.S. Aggregate Bond Index. As of July 31, 2012, the effective duration of this index was 4.9 years; however, it will change over time. The fund, in the aggregate, will seek to maintain a weighted average credit rating of A- or better, based on the weighted average credit quality of the fund’s portfolio securities.

Individual bond investments in the core portfolio will be investment grade, with a minimum credit quality of BBB- (or an equivalent rating). Ratings will be determined, at the time of purchase, by at least one major credit rating agency or, if not so rated, a comparable rating by T. Rowe Price. If a security is split-rated (i.e., one rating below investment grade and one at or above investment grade), the higher rating will be used.

The plus portion of the fund’s portfolio may consist of below investment-grade “junk” bonds issued by U.S. and other developed country companies (not to exceed 20% of net assets), below investment-grade emerging market debt securities (not to exceed 10% of net assets), non-U.S. dollar-denominated securities (not to exceed 20% of net assets), and convertible and preferred securities (not to exceed 10% of net assets), as well as other investments. The fund may hold non-U.S. currencies without holding any bonds or other securities denominated in those currencies.

The fund may continue to hold an investment in its core portfolio that is downgraded to below investment grade after purchase. If such rating downgrades cause high yield exposure to exceed 20% of net assets or below investment-grade emerging market securities to exceed 10% of net assets, the fund will reduce exposure within a reasonable period of time.

While most assets will typically be invested in bonds, the fund also uses interest rate futures and forward currency exchange contracts in keeping with the fund’s objectives. Interest rate futures would typically be used to manage the fund’s exposure to interest rate changes or to adjust portfolio duration. Forward currency exchange contracts would be used to gain exposure to certain currencies expected to increase or decrease in value relative to other currencies or to protect the fund’s foreign bond holdings from adverse currency movements relative to the U.S. dollar.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality or to shift assets into and out of higher-yielding or lower-yielding securities or different sectors.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Interest rate risk This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk.

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. The fund’s exposure to credit risk is increased to the extent the fund invests in noninvestment-grade “junk” bonds. Junk bonds should be considered speculative as they carry greater risk of default and erratic price swings due to adverse changes in the credit quality of the issuer.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price.

Foreign investing risk This is the risk that the fund’s investments in foreign securities may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. These risks are heightened for the fund’s investments in emerging markets. Any attempts at hedging currencies may not be successful and could cause the fund to lose money.

Prepayment risk and extension risk Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce yield and market value. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Extension risk may result from a rise in interest rates, which tends to make mortgage-backed securities, asset-backed securities, and other callable debt securities more volatile.

Derivatives risk To the extent the fund uses interest rate futures and forward currency exchange contracts, it is exposed to additional volatility in comparison to investing directly in bonds and other debt securities. These instruments can be illiquid and difficult to value, may involve leverage so that small changes produce disproportionate losses for the fund, and instruments not traded on an exchange are subject to the risk that a counterparty to the transaction will fail to meet its obligations under the derivatives contract. The fund’s principal use of derivatives involves the risk that anticipated interest rate movements and changes in currency values and currency exchange rates will not be accurately predicted, which could significantly harm the fund’s performance.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Institutional Core Plus Fund Calendar Year Returns

	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	6.14%
Worst Quarter	9/30/08	-1.84%
The fund's return for the six months ended 6/30/12 was 3.48%.
In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2011
Average Annual Total Returns - Institutional Class	1 Year	5 Years	Since inception	Inception Date
T. Rowe Price Institutional Core Plus Fund	6.23%	7.12%	6.18%	Nov 30, 2004
T. Rowe Price Institutional Core Plus Fund Returns after taxes on distributions	4.46%	5.18%	4.57%	Nov 30, 2004
T. Rowe Price Institutional Core Plus Fund Returns after taxes on distributions and sale of fund shares	4.16%	4.98%	4.45%	Nov 30, 2004
T. Rowe Price Institutional Core Plus Fund Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.67%
T. Rowe Price Institutional Core Plus Fund Lipper Intermediate Investment Grade Debt Funds Average	6.22%	5.57%	4.87%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Institutional Income Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
Institutional Class | T. Rowe Price Institutional Core Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Institutional Core Plus Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to maximize total return through income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 140.6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	140.60%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The figure shown under “Total annual fund operating expenses after fee waiver/expense reimbursement” does not match the “Ratio of expenses to average net assets” shown in the Financial Highlights table, as that figure does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund intends to invest at least 65% of its net assets (including any borrowings for investment purposes) in a “core” portfolio of investment-grade, U.S. dollar-denominated fixed income securities that may include, but are not limited to, debt securities of the U.S. government and its agencies, corporate bonds, mortgages, and asset-backed securities. Normally, the fund will also maintain a “plus” portion of its portfolio in other sectors of the bond market, including high yield, non-U.S. dollar-denominated, and emerging market securities, to seek additional value.

Under normal conditions, the fund expects to maintain an effective duration within +/-20% of the Barclays U.S. Aggregate Bond Index. As of July 31, 2012, the effective duration of this index was 4.9 years; however, it will change over time. The fund, in the aggregate, will seek to maintain a weighted average credit rating of A- or better, based on the weighted average credit quality of the fund’s portfolio securities.

Individual bond investments in the core portfolio will be investment grade, with a minimum credit quality of BBB- (or an equivalent rating). Ratings will be determined, at the time of purchase, by at least one major credit rating agency or, if not so rated, a comparable rating by T. Rowe Price. If a security is split-rated (i.e., one rating below investment grade and one at or above investment grade), the higher rating will be used.

The plus portion of the fund’s portfolio may consist of below investment-grade “junk” bonds issued by U.S. and other developed country companies (not to exceed 20% of net assets), below investment-grade emerging market debt securities (not to exceed 10% of net assets), non-U.S. dollar-denominated securities (not to exceed 20% of net assets), and convertible and preferred securities (not to exceed 10% of net assets), as well as other investments. The fund may hold non-U.S. currencies without holding any bonds or other securities denominated in those currencies.

The fund may continue to hold an investment in its core portfolio that is downgraded to below investment grade after purchase. If such rating downgrades cause high yield exposure to exceed 20% of net assets or below investment-grade emerging market securities to exceed 10% of net assets, the fund will reduce exposure within a reasonable period of time.

While most assets will typically be invested in bonds, the fund also uses interest rate futures and forward currency exchange contracts in keeping with the fund’s objectives. Interest rate futures would typically be used to manage the fund’s exposure to interest rate changes or to adjust portfolio duration. Forward currency exchange contracts would be used to gain exposure to certain currencies expected to increase or decrease in value relative to other currencies or to protect the fund’s foreign bond holdings from adverse currency movements relative to the U.S. dollar.

		The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality or to shift assets into and out of higher-yielding or lower-yielding securities or different sectors.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Interest rate risk This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk.

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. The fund’s exposure to credit risk is increased to the extent the fund invests in noninvestment-grade “junk” bonds. Junk bonds should be considered speculative as they carry greater risk of default and erratic price swings due to adverse changes in the credit quality of the issuer.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price.

Foreign investing risk This is the risk that the fund’s investments in foreign securities may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. These risks are heightened for the fund’s investments in emerging markets. Any attempts at hedging currencies may not be successful and could cause the fund to lose money.

Prepayment risk and extension risk Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce yield and market value. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Extension risk may result from a rise in interest rates, which tends to make mortgage-backed securities, asset-backed securities, and other callable debt securities more volatile.

		Derivatives risk To the extent the fund uses interest rate futures and forward currency exchange contracts, it is exposed to additional volatility in comparison to investing directly in bonds and other debt securities. These instruments can be illiquid and difficult to value, may involve leverage so that small changes produce disproportionate losses for the fund, and instruments not traded on an exchange are subject to the risk that a counterparty to the transaction will fail to meet its obligations under the derivatives contract. The fund’s principal use of derivatives involves the risk that anticipated interest rate movements and changes in currency values and currency exchange rates will not be accurately predicted, which could significantly harm the fund’s performance.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Core Plus Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	6.14%
Worst Quarter	9/30/08	-1.84%
		The fund's return for the six months ended 6/30/12 was 3.48%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.
Institutional Class | T. Rowe Price Institutional Core Plus Fund | T. Rowe Price Institutional Core Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.40%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.46%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.06%	[1]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.40%	[2]
1 year	rr_ExpenseExampleYear01	41
3 years	rr_ExpenseExampleYear03	128
5 years	rr_ExpenseExampleYear05	224
10 years	rr_ExpenseExampleYear10	505
2005	rr_AnnualReturn2005	2.90%
2006	rr_AnnualReturn2006	4.38%
2007	rr_AnnualReturn2007	6.38%
2008	rr_AnnualReturn2008	0.54%
2009	rr_AnnualReturn2009	14.53%
2010	rr_AnnualReturn2010	8.40%
2011	rr_AnnualReturn2011	6.23%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's return for the six months ended 6/30/12
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.84%)
1 Year	rr_AverageAnnualReturnYear01	6.23%
5 Years	rr_AverageAnnualReturnYear05	7.12%
Since inception	rr_AverageAnnualReturnSinceInception	6.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2004
Institutional Class | T. Rowe Price Institutional Core Plus Fund | Returns after taxes on distributions | T. Rowe Price Institutional Core Plus Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.46%
5 Years	rr_AverageAnnualReturnYear05	5.18%
Since inception	rr_AverageAnnualReturnSinceInception	4.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2004
Institutional Class | T. Rowe Price Institutional Core Plus Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Institutional Core Plus Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.16%
5 Years	rr_AverageAnnualReturnYear05	4.98%
Since inception	rr_AverageAnnualReturnSinceInception	4.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2004
Institutional Class | T. Rowe Price Institutional Core Plus Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
Since inception	rr_AverageAnnualReturnSinceInception	5.67%
Institutional Class | T. Rowe Price Institutional Core Plus Fund | Lipper Intermediate Investment Grade Debt Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.22%
5 Years	rr_AverageAnnualReturnYear05	5.57%
Since inception	rr_AverageAnnualReturnSinceInception	4.87%

[1]	T. Rowe Price Associates, Inc. is required to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset any acquired fund fees and expenses related to investments in other T. Rowe Price mutual funds. The amount of the waiver will vary each fiscal year in proportion to the amount invested in other T. Rowe Price mutual funds. The T. Rowe Price funds would be required to seek regulatory approval in order to terminate this arrangement.
[2]	The figure shown under "Total annual fund operating expenses after fee waiver/expense reimbursement" does not match the "Ratio of expenses to average net assets" shown in the Financial Highlights table, as that figure does not include acquired fund fees and expenses.

F Class | T. Rowe Price Institutional Core Plus Fund
T. Rowe Price Institutional Core Plus Fund–F Class
Investment Objective
The fund seeks to maximize total return through income and capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund’s F Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		F Class T. Rowe Price Institutional Core Plus Fund T. Rowe Price Institutional Core Plus Fund-F Class
Management fee		0.40%
Other expenses		0.10%
Acquired fund fees and expenses		0.06%
Total annual fund operating expenses		0.56%
Fee waiver/expense reimbursement	[1]	0.06%
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]	0.50%
[1]	T. Rowe Price Associates, Inc. is required to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset any acquired fund fees and expenses related to investments in other T. Rowe Price mutual funds. The amount of the waiver will vary each fiscal year in proportion to the amount invested in other T. Rowe Price mutual funds. The T. Rowe Price funds would be required to seek regulatory approval in order to terminate this arrangement.
[2]	The figure shown under "Total annual fund operating expenses after fee waiver/expense reimbursement" does not match the "Ratio of expenses to average net assets" shown in the Financial Highlights table, as that figure does not include acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 year	3 years	5 years	10 years
F Class T. Rowe Price Institutional Core Plus Fund T. Rowe Price Institutional Core Plus Fund-F Class	51	160	280	628

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 140.6% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund intends to invest at least 65% of its net assets (including any borrowings for investment purposes) in a “core” portfolio of investment-grade, U.S. dollar-denominated fixed income securities that may include, but are not limited to, debt securities of the U.S. government and its agencies, corporate bonds, mortgages, and asset-backed securities. Normally, the fund will also maintain a “plus” portion of its portfolio in other sectors of the bond market, including high yield, non-U.S. dollar-denominated, and emerging market securities, to seek additional value.

Under normal conditions, the fund expects to maintain an effective duration within +/-20% of the Barclays U.S. Aggregate Bond Index. As of July 31, 2012, the effective duration of this index was 4.9 years; however, it will change over time. The fund, in the aggregate, will seek to maintain a weighted average credit rating of A- or better, based on the weighted average credit quality of the fund’s portfolio securities.

Individual bond investments in the core portfolio will be investment grade, with a minimum credit quality of BBB- (or an equivalent rating). Ratings will be determined, at the time of purchase, by at least one major credit rating agency or, if not so rated, a comparable rating by T. Rowe Price. If a security is split-rated (i.e., one rating below investment grade and one at or above investment grade), the higher rating will be used.

The plus portion of the fund’s portfolio may consist of below investment-grade “junk” bonds issued by U.S. and other developed country companies (not to exceed 20% of net assets), below investment-grade emerging market debt securities (not to exceed 10% of net assets), non-U.S. dollar-denominated securities (not to exceed 20% of net assets), and convertible and preferred securities (not to exceed 10% of net assets), as well as other investments. The fund may hold non-U.S. currencies without holding any bonds or other securities denominated in those currencies.

The fund may continue to hold an investment in its core portfolio that is downgraded to below investment grade after purchase. If such rating downgrades cause high yield exposure to exceed 20% of net assets or below investment-grade emerging market securities to exceed 10% of net assets, the fund will reduce exposure within a reasonable period of time.

While most assets will typically be invested in bonds, the fund also uses interest rate futures and forward currency exchange contracts in keeping with the fund’s objectives. Interest rate futures would typically be used to manage the fund’s exposure to interest rate changes or to adjust portfolio duration. Forward currency exchange contracts would be used to gain exposure to certain currencies expected to increase or decrease in value relative to other currencies or to protect the fund’s foreign bond holdings from adverse currency movements relative to the U.S. dollar.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality or to shift assets into and out of higher-yielding or lower-yielding securities or different sectors.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Interest rate risk This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk.

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. The fund’s exposure to credit risk is increased to the extent the fund invests in noninvestment-grade “junk” bonds. Junk bonds should be considered speculative as they carry greater risk of default and erratic price swings due to adverse changes in the credit quality of the issuer.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price.

Foreign investing risk This is the risk that the fund’s investments in foreign securities may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. These risks are heightened for the fund’s investments in emerging markets. Any attempts at hedging currencies may not be successful and could cause the fund to lose money.

Prepayment risk and extension risk Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce yield and market value. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Extension risk may result from a rise in interest rates, which tends to make mortgage-backed securities, asset-backed securities, and other callable debt securities more volatile.

Derivatives risk To the extent the fund uses interest rate futures and forward currency exchange contracts, it is exposed to additional volatility in comparison to investing directly in bonds and other debt securities. These instruments can be illiquid and difficult to value, may involve leverage so that small changes produce disproportionate losses for the fund, and instruments not traded on an exchange are subject to the risk that a counterparty to the transaction will fail to meet its obligations under the derivatives contract. The fund’s principal use of derivatives involves the risk that anticipated interest rate movements and changes in currency values and currency exchange rates will not be accurately predicted, which could significantly harm the fund’s performance.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Institutional Core Plus Fund–F Class Calendar Year Returns

	Quarter	Total
	Ended	Return
Best Quarter	12/31/11	2.00%
Worst Quarter	3/31/11	0.73%
The fund's return for the six months ended 6/30/12 was 3.42%.
In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2011
Average Annual Total Returns - F Class T. Rowe Price Institutional Core Plus Fund	1 Year	Since Inception	Inception Date
T. Rowe Price Institutional Core Plus Fund-F Class	6.20%	4.44%	Sep 28, 2010
T. Rowe Price Institutional Core Plus Fund-F Class Returns after taxes on distributions	4.44%	2.42%	Sep 28, 2010
T. Rowe Price Institutional Core Plus Fund-F Class Returns after taxes on distributions and sale of fund shares	4.14%	2.74%	Sep 28, 2010
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	4.99%
Lipper Intermediate Investment Grade Debt Funds Average	6.22%	4.17%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Institutional Income Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
F Class | T. Rowe Price Institutional Core Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Institutional Core Plus Fund–F Class
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to maximize total return through income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund’s F Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 140.6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	140.60%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The figure shown under "Total annual fund operating expenses after fee waiver/expense reimbursement" does not match the "Ratio of expenses to average net assets" shown in the Financial Highlights table, as that figure does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund intends to invest at least 65% of its net assets (including any borrowings for investment purposes) in a “core” portfolio of investment-grade, U.S. dollar-denominated fixed income securities that may include, but are not limited to, debt securities of the U.S. government and its agencies, corporate bonds, mortgages, and asset-backed securities. Normally, the fund will also maintain a “plus” portion of its portfolio in other sectors of the bond market, including high yield, non-U.S. dollar-denominated, and emerging market securities, to seek additional value.

Under normal conditions, the fund expects to maintain an effective duration within +/-20% of the Barclays U.S. Aggregate Bond Index. As of July 31, 2012, the effective duration of this index was 4.9 years; however, it will change over time. The fund, in the aggregate, will seek to maintain a weighted average credit rating of A- or better, based on the weighted average credit quality of the fund’s portfolio securities.

Individual bond investments in the core portfolio will be investment grade, with a minimum credit quality of BBB- (or an equivalent rating). Ratings will be determined, at the time of purchase, by at least one major credit rating agency or, if not so rated, a comparable rating by T. Rowe Price. If a security is split-rated (i.e., one rating below investment grade and one at or above investment grade), the higher rating will be used.

The plus portion of the fund’s portfolio may consist of below investment-grade “junk” bonds issued by U.S. and other developed country companies (not to exceed 20% of net assets), below investment-grade emerging market debt securities (not to exceed 10% of net assets), non-U.S. dollar-denominated securities (not to exceed 20% of net assets), and convertible and preferred securities (not to exceed 10% of net assets), as well as other investments. The fund may hold non-U.S. currencies without holding any bonds or other securities denominated in those currencies.

The fund may continue to hold an investment in its core portfolio that is downgraded to below investment grade after purchase. If such rating downgrades cause high yield exposure to exceed 20% of net assets or below investment-grade emerging market securities to exceed 10% of net assets, the fund will reduce exposure within a reasonable period of time.

While most assets will typically be invested in bonds, the fund also uses interest rate futures and forward currency exchange contracts in keeping with the fund’s objectives. Interest rate futures would typically be used to manage the fund’s exposure to interest rate changes or to adjust portfolio duration. Forward currency exchange contracts would be used to gain exposure to certain currencies expected to increase or decrease in value relative to other currencies or to protect the fund’s foreign bond holdings from adverse currency movements relative to the U.S. dollar.

		The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality or to shift assets into and out of higher-yielding or lower-yielding securities or different sectors.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Interest rate risk This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk.

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. The fund’s exposure to credit risk is increased to the extent the fund invests in noninvestment-grade “junk” bonds. Junk bonds should be considered speculative as they carry greater risk of default and erratic price swings due to adverse changes in the credit quality of the issuer.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price.

Foreign investing risk This is the risk that the fund’s investments in foreign securities may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. These risks are heightened for the fund’s investments in emerging markets. Any attempts at hedging currencies may not be successful and could cause the fund to lose money.

Prepayment risk and extension risk Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce yield and market value. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Extension risk may result from a rise in interest rates, which tends to make mortgage-backed securities, asset-backed securities, and other callable debt securities more volatile.

		Derivatives risk To the extent the fund uses interest rate futures and forward currency exchange contracts, it is exposed to additional volatility in comparison to investing directly in bonds and other debt securities. These instruments can be illiquid and difficult to value, may involve leverage so that small changes produce disproportionate losses for the fund, and instruments not traded on an exchange are subject to the risk that a counterparty to the transaction will fail to meet its obligations under the derivatives contract. The fund’s principal use of derivatives involves the risk that anticipated interest rate movements and changes in currency values and currency exchange rates will not be accurately predicted, which could significantly harm the fund’s performance.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Core Plus Fund–F Class Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter	Total
	Ended	Return
Best Quarter	12/31/11	2.00%
Worst Quarter	3/31/11	0.73%
		The fund's return for the six months ended 6/30/12 was 3.42%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.
F Class | T. Rowe Price Institutional Core Plus Fund | T. Rowe Price Institutional Core Plus Fund-F Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.40%
Other expenses	rr_OtherExpensesOverAssets	0.10%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.56%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.06%	[1]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.50%	[2]
1 year	rr_ExpenseExampleYear01	51
3 years	rr_ExpenseExampleYear03	160
5 years	rr_ExpenseExampleYear05	280
10 years	rr_ExpenseExampleYear10	628
2011	rr_AnnualReturn2011	6.20%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's return for the six months ended 6/30/12
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.73%
1 Year	rr_AverageAnnualReturnYear01	6.20%
Since Inception	rr_AverageAnnualReturnSinceInception	4.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2010
F Class | T. Rowe Price Institutional Core Plus Fund | Returns after taxes on distributions | T. Rowe Price Institutional Core Plus Fund-F Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.44%
Since Inception	rr_AverageAnnualReturnSinceInception	2.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2010
F Class | T. Rowe Price Institutional Core Plus Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Institutional Core Plus Fund-F Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.14%
Since Inception	rr_AverageAnnualReturnSinceInception	2.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2010
F Class | T. Rowe Price Institutional Core Plus Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	4.99%
F Class | T. Rowe Price Institutional Core Plus Fund | Lipper Intermediate Investment Grade Debt Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.22%
Since Inception	rr_AverageAnnualReturnSinceInception	4.17%

[1]	T. Rowe Price Associates, Inc. is required to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset any acquired fund fees and expenses related to investments in other T. Rowe Price mutual funds. The amount of the waiver will vary each fiscal year in proportion to the amount invested in other T. Rowe Price mutual funds. The T. Rowe Price funds would be required to seek regulatory approval in order to terminate this arrangement.
[2]	The figure shown under "Total annual fund operating expenses after fee waiver/expense reimbursement" does not match the "Ratio of expenses to average net assets" shown in the Financial Highlights table, as that figure does not include acquired fund fees and expenses.

Institutional Class | T. Rowe Price Institutional Floating Rate Fund
T. Rowe Price Institutional Floating Rate Fund
Investment Objective
The fund seeks high current income and,
secondarily, capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees -	Institutional Class T. Rowe Price Institutional Floating Rate Fund
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	2.00%

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Institutional Class T. Rowe Price Institutional Floating Rate Fund
Management fees	0.55%
Other expenses	none
Total annual fund operating expenses	0.55%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 year	3 years	5 years	10 years
Institutional Class T. Rowe Price Institutional Floating Rate Fund	56	176	307	689

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 91.6% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in floating rate loans and floating rate debt securities.

Floating rate loans represent amounts borrowed by companies or other entities from banks and other lenders. In many cases, they are issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancings. Most, if not all, of the loans in which the fund invests are rated below investment-grade (BB and lower, or an equivalent rating) or are not rated by a major credit rating agency. The loans in which the fund invests are often referred to as “leveraged loans” because the borrowing companies have significantly more debt than equity.

The loans held by the fund may be senior or subordinate obligations of the borrower, although the fund normally invests the majority of its assets in senior floating rate loans. In the event of bankruptcy, holders of senior floating rate loans are typically paid (to the extent assets are available) before certain other creditors of the borrower (e.g., bondholders and stockholders). Holders of subordinate loans may be paid after more senior bondholders. Loans may or may not be secured by collateral. There is no limit on the fund’s investments in unsecured loans or in companies involved in bankruptcy proceedings, reorganizations, or financial restructurings.

Floating rate loans have interest rates that reset periodically (typically quarterly or monthly). The interest rates on floating rate loans are generally based on a percentage above LIBOR (the London Interbank Offered Rate), a U.S. bank’s prime or base rate, the overnight federal funds rate, or another rate. Floating rate loans may be structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. The fund may acquire floating rate loans directly from a lender or through the agent, as an assignment from another lender who holds a floating rate loan, or as a participation interest in another lender’s floating rate loan or portion thereof.

In buying and selling loans, the fund relies on its fundamental analysis of each company and the company’s ability to pay principal and interest in light of its current financial condition, its industry position, and economic and market conditions. The fund may purchase other floating rate debt instruments with credit and interest rate characteristics similar to the floating rate loans that it purchases.

In addition to the fund’s investments in loans, the fund may invest in a variety of debt securities, such as government and agency debt obligations, and investment-grade and high yield corporate bonds. High yield bonds, also known as “junk” bonds, are rated below investment grade and should be considered speculative. They generally provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High yield bond issuers include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads. The fund may invest up to 20% of its net assets in fixed rate debt securities.

The fund has considerable flexibility in seeking higher yields. There are no maturity restrictions, so the fund can purchase longer-term loans and bonds, which tend to have higher yields (but are more volatile) than shorter-term loans and bonds. However, the fund’s weighted average maturity generally is expected to be in the 4- to 8-year range, although it may be above or below that range depending on market conditions.

While most assets will typically be invested in U.S. dollar-denominated floating rate loans and debt securities, the fund may also invest in foreign loans and securities in keeping with the fund’s objective. The fund may invest up to 20% of its total assets in non-U.S. dollar-denominated loans and debt securities.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity or credit quality, to shift assets into and out of higher-yielding loans or securities, or to reduce its exposure to certain loans or securities.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The fund is exposed to interest rate risk like more traditional bond funds, but credit and liquidity risks tend to be more important. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Credit risk This is the risk that a loan borrower or issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, inability to meet a financial obligation, or the downgrade of a fund holding. The fund’s overall credit risk is increased to the extent it invests in loans not secured by collateral or if it purchases a participation interest in a loan.

Because a significant portion of the fund’s investments may be rated below investment-grade (also known as “junk” securities), the fund is exposed to greater volatility than if it invested mainly in investment-grade bonds and loans. High yield bond and loan issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. Accordingly, securities and loans involving such companies carry a higher risk of default and should be considered speculative.

Impairment of collateral risk This is the risk that the value of collateral securing a floating rate loan could decline, be insufficient to satisfy the loan obligation, or be difficult to liquidate. The fund’s access to the collateral could be limited by bankruptcy or by the type of loan it purchases. As a result, a collateralized senior loan may not be fully collateralized and can decline significantly in value.

Interest rate risk This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk. Because interest payments on the fund’s floating rate investments are typically based on a spread over another interest rate, falling interest rates will result in less income for the fund, but will not typically result in the price volatility that a fixed rate holding could experience.

Prepayment risk This is the risk that the principal on a loan or debt security will be prepaid prior to its maturity, reducing the potential for price gains. The rate of prepayments tends to increase as interest rates fall.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price. Floating rate loans may not have an active trading market and often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price.

Senior loans risk Senior loans are subject to the risk that a court could subordinate a senior loan, which typically holds the most senior position in the issuer’s capital structure, to presently existing or future indebtedness or take other action detrimental to the holders of senior loans.

Foreign investing risk This is the risk that the fund’s investments in foreign securities may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Institutional Floating Rate Fund Calendar Year Returns

	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	12.61%
Worst Quarter	9/30/11	-4.09%
The fund's return for the six months ended 6/30/12 was 3.92%.
In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2011
Average Annual Total Returns - Institutional Class	1 Year	Since inception	Inception Date
T. Rowe Price Institutional Floating Rate Fund	1.68%	6.16%	Jan 31, 2008
T. Rowe Price Institutional Floating Rate Fund Returns after taxes on distributions	(0.24%)	3.90%	Jan 31, 2008
T. Rowe Price Institutional Floating Rate Fund Returns after taxes on distributions and sale of fund shares	1.22%	3.93%	Jan 31, 2008
T. Rowe Price Institutional Floating Rate Fund S&P/LSTA Performing Loan Index (reflects no deduction for fees, expenses, or taxes)	1.49%	5.83%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Institutional Income Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
Institutional Class | T. Rowe Price Institutional Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Institutional Floating Rate Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks high current income and,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 91.6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.60%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in floating rate loans and floating rate debt securities.

Floating rate loans represent amounts borrowed by companies or other entities from banks and other lenders. In many cases, they are issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancings. Most, if not all, of the loans in which the fund invests are rated below investment-grade (BB and lower, or an equivalent rating) or are not rated by a major credit rating agency. The loans in which the fund invests are often referred to as “leveraged loans” because the borrowing companies have significantly more debt than equity.

The loans held by the fund may be senior or subordinate obligations of the borrower, although the fund normally invests the majority of its assets in senior floating rate loans. In the event of bankruptcy, holders of senior floating rate loans are typically paid (to the extent assets are available) before certain other creditors of the borrower (e.g., bondholders and stockholders). Holders of subordinate loans may be paid after more senior bondholders. Loans may or may not be secured by collateral. There is no limit on the fund’s investments in unsecured loans or in companies involved in bankruptcy proceedings, reorganizations, or financial restructurings.

Floating rate loans have interest rates that reset periodically (typically quarterly or monthly). The interest rates on floating rate loans are generally based on a percentage above LIBOR (the London Interbank Offered Rate), a U.S. bank’s prime or base rate, the overnight federal funds rate, or another rate. Floating rate loans may be structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. The fund may acquire floating rate loans directly from a lender or through the agent, as an assignment from another lender who holds a floating rate loan, or as a participation interest in another lender’s floating rate loan or portion thereof.

In buying and selling loans, the fund relies on its fundamental analysis of each company and the company’s ability to pay principal and interest in light of its current financial condition, its industry position, and economic and market conditions. The fund may purchase other floating rate debt instruments with credit and interest rate characteristics similar to the floating rate loans that it purchases.

In addition to the fund’s investments in loans, the fund may invest in a variety of debt securities, such as government and agency debt obligations, and investment-grade and high yield corporate bonds. High yield bonds, also known as “junk” bonds, are rated below investment grade and should be considered speculative. They generally provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High yield bond issuers include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads. The fund may invest up to 20% of its net assets in fixed rate debt securities.

The fund has considerable flexibility in seeking higher yields. There are no maturity restrictions, so the fund can purchase longer-term loans and bonds, which tend to have higher yields (but are more volatile) than shorter-term loans and bonds. However, the fund’s weighted average maturity generally is expected to be in the 4- to 8-year range, although it may be above or below that range depending on market conditions.

While most assets will typically be invested in U.S. dollar-denominated floating rate loans and debt securities, the fund may also invest in foreign loans and securities in keeping with the fund’s objective. The fund may invest up to 20% of its total assets in non-U.S. dollar-denominated loans and debt securities.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity or credit quality, to shift assets into and out of higher-yielding loans or securities, or to reduce its exposure to certain loans or securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The fund is exposed to interest rate risk like more traditional bond funds, but credit and liquidity risks tend to be more important. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Credit risk This is the risk that a loan borrower or issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, inability to meet a financial obligation, or the downgrade of a fund holding. The fund’s overall credit risk is increased to the extent it invests in loans not secured by collateral or if it purchases a participation interest in a loan.

Because a significant portion of the fund’s investments may be rated below investment-grade (also known as “junk” securities), the fund is exposed to greater volatility than if it invested mainly in investment-grade bonds and loans. High yield bond and loan issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. Accordingly, securities and loans involving such companies carry a higher risk of default and should be considered speculative.

Impairment of collateral risk This is the risk that the value of collateral securing a floating rate loan could decline, be insufficient to satisfy the loan obligation, or be difficult to liquidate. The fund’s access to the collateral could be limited by bankruptcy or by the type of loan it purchases. As a result, a collateralized senior loan may not be fully collateralized and can decline significantly in value.

Interest rate risk This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk. Because interest payments on the fund’s floating rate investments are typically based on a spread over another interest rate, falling interest rates will result in less income for the fund, but will not typically result in the price volatility that a fixed rate holding could experience.

Prepayment risk This is the risk that the principal on a loan or debt security will be prepaid prior to its maturity, reducing the potential for price gains. The rate of prepayments tends to increase as interest rates fall.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price. Floating rate loans may not have an active trading market and often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price.

Senior loans risk Senior loans are subject to the risk that a court could subordinate a senior loan, which typically holds the most senior position in the issuer’s capital structure, to presently existing or future indebtedness or take other action detrimental to the holders of senior loans.

Foreign investing risk This is the risk that the fund’s investments in foreign securities may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Floating Rate Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	12.61%
Worst Quarter	9/30/11	-4.09%
The fund's return for the six months ended 6/30/12 was 3.92%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.
Institutional Class | T. Rowe Price Institutional Floating Rate Fund | T. Rowe Price Institutional Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.55%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.55%
1 year	rr_ExpenseExampleYear01	56
3 years	rr_ExpenseExampleYear03	176
5 years	rr_ExpenseExampleYear05	307
10 years	rr_ExpenseExampleYear10	689
2009	rr_AnnualReturn2009	35.51%
2010	rr_AnnualReturn2010	9.67%
2011	rr_AnnualReturn2011	1.68%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's return for the six months ended 6/30/12
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.09%)
1 Year	rr_AverageAnnualReturnYear01	1.68%
Since inception	rr_AverageAnnualReturnSinceInception	6.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2008
Institutional Class | T. Rowe Price Institutional Floating Rate Fund | Returns after taxes on distributions | T. Rowe Price Institutional Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.24%)
Since inception	rr_AverageAnnualReturnSinceInception	3.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2008
Institutional Class | T. Rowe Price Institutional Floating Rate Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Institutional Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.22%
Since inception	rr_AverageAnnualReturnSinceInception	3.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2008
Institutional Class | T. Rowe Price Institutional Floating Rate Fund | S&P/LSTA Performing Loan Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.49%
Since inception	rr_AverageAnnualReturnSinceInception	5.83%

F Class | T. Rowe Price Institutional Floating Rate Fund
T. Rowe Price Institutional Floating Rate Fund–F Class
Investment Objective
The fund seeks high current income and,
secondarily, capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund’s F Class Shareholder fees (fees paid directly from your investment)
Shareholder Fees -	F Class T. Rowe Price Institutional Floating Rate Fund T. Rowe Price Institutional Floating Rate Fund-F Class
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	2.00%

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	F Class T. Rowe Price Institutional Floating Rate Fund T. Rowe Price Institutional Floating Rate Fund-F Class
Management fees	0.55%
Other expenses	0.02%
Total annual fund operating expenses	0.57%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 year	3 years	5 years	10 years
F Class T. Rowe Price Institutional Floating Rate Fund T. Rowe Price Institutional Floating Rate Fund-F Class	58	183	318	714

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 91.6% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in floating rate loans and floating rate debt securities.

Floating rate loans represent amounts borrowed by companies or other entities from banks and other lenders. In many cases, they are issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancings. Most, if not all, of the loans in which the fund invests are rated below investment-grade (BB and lower, or an equivalent rating) or are not rated by a major credit rating agency. The loans in which the fund invests are often referred to as “leveraged loans” because the borrowing companies have significantly more debt than equity.

The loans held by the fund may be senior or subordinate obligations of the borrower, although the fund normally invests the majority of its assets in senior floating rate loans. In the event of bankruptcy, holders of senior floating rate loans are typically paid (to the extent assets are available) before certain other creditors of the borrower (e.g., bondholders and stockholders). Holders of subordinate loans may be paid after more senior bondholders. Loans may or may not be secured by collateral. There is no limit on the fund’s investments in unsecured loans or in companies involved in bankruptcy proceedings, reorganizations, or financial restructurings.

Floating rate loans have interest rates that reset periodically (typically quarterly or monthly). The interest rates on floating rate loans are generally based on a percentage above LIBOR (the London Interbank Offered Rate), a U.S. bank’s prime or base rate, the overnight federal funds rate, or another rate. Floating rate loans may be structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. The fund may acquire floating rate loans directly from a lender or through the agent, as an assignment from another lender who holds a floating rate loan, or as a participation interest in another lender’s floating rate loan or portion thereof.

In buying and selling loans, the fund relies on its fundamental analysis of each company and the company’s ability to pay principal and interest in light of its current financial condition, its industry position, and economic and market conditions. The fund may purchase other floating rate debt instruments with credit and interest rate characteristics similar to the floating rate loans that it purchases.

In addition to the fund’s investments in loans, the fund may invest in a variety of debt securities, such as government and agency debt obligations, and investment-grade and high yield corporate bonds. High yield bonds, also known as “junk” bonds, are rated below investment grade and should be considered speculative. They generally provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High yield bond issuers include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads. The fund may invest up to 20% of its net assets in fixed rate debt securities.

The fund has considerable flexibility in seeking higher yields. There are no maturity restrictions, so the fund can purchase longer-term loans and bonds, which tend to have higher yields (but are more volatile) than shorter-term loans and bonds. However, the fund’s weighted average maturity generally is expected to be in the 4- to 8-year range, although it may be above or below that range depending on market conditions.

While most assets will typically be invested in U.S. dollar-denominated floating rate loans and debt securities, the fund may also invest in foreign loans and securities in keeping with the fund’s objective. The fund may invest up to 20% of its total assets in non-U.S. dollar-denominated loans and debt securities.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity or credit quality, to shift assets into and out of higher-yielding loans or securities, or to reduce its exposure to certain loans or securities.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The fund is exposed to interest rate risk like more traditional bond funds, but credit and liquidity risks tend to be more important. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Credit risk This is the risk that a loan borrower or issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, inability to meet a financial obligation, or the downgrade of a fund holding. The fund’s overall credit risk is increased to the extent it invests in loans not secured by collateral or if it purchases a participation interest in a loan.

Because a significant portion of the fund’s investments may be rated below investment-grade (also known as “junk” securities), the fund is exposed to greater volatility than if it invested mainly in investment-grade bonds and loans. High yield bond and loan issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. Accordingly, securities and loans involving such companies carry a higher risk of default and should be considered speculative.

Impairment of collateral risk This is the risk that the value of collateral securing a floating rate loan could decline, be insufficient to satisfy the loan obligation, or be difficult to liquidate. The fund’s access to the collateral could be limited by bankruptcy or by the type of loan it purchases. As a result, a collateralized senior loan may not be fully collateralized and can decline significantly in value.

Interest rate risk This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk. Because interest payments on the fund’s floating rate investments are typically based on a spread over another interest rate, falling interest rates will result in less income for the fund, but will not typically result in the price volatility that a fixed rate holding could experience.

Prepayment risk This is the risk that the principal on a loan or debt security will be prepaid prior to its maturity, reducing the potential for price gains. The rate of prepayments tends to increase as interest rates fall.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price. Floating rate loans may not have an active trading market and often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price.

Senior loans risk Senior loans are subject to the risk that a court could subordinate a senior loan, which typically holds the most senior position in the issuer’s capital structure, to presently existing or future indebtedness or take other action detrimental to the holders of senior loans.

Foreign investing risk This is the risk that the fund’s investments in foreign securities may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Institutional Floating Rate Fund – F Class Calendar Year Return

	Quarter	Total
	Ended	Return
Best Quarter	12/31/11	3.79%
Worst Quarter	9/30/11	-4.00%
The fund's return for the six months ended 6/30/12 was 3.91%.
In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2011
Average Annual Total Returns - F Class T. Rowe Price Institutional Floating Rate Fund	1 Year	Since inception	Inception Date
T. Rowe Price Institutional Floating Rate Fund-F Class	1.79%	5.05%	Aug 27, 2010
T. Rowe Price Institutional Floating Rate Fund-F Class Returns after taxes on distributions	(0.13%)	2.99%	Aug 27, 2010
T. Rowe Price Institutional Floating Rate Fund-F Class Returns after taxes on distributions and sale of fund shares	1.29%	3.17%	Aug 27, 2010
S&P/LSTA Performing Loan Index (reflects no deduction for fees, expenses, or taxes)	1.49%	4.72%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Institutional Income Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
F Class | T. Rowe Price Institutional Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Institutional Floating Rate Fund–F Class
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks high current income and,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund’s F Class Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 91.6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.60%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in floating rate loans and floating rate debt securities.

Floating rate loans represent amounts borrowed by companies or other entities from banks and other lenders. In many cases, they are issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancings. Most, if not all, of the loans in which the fund invests are rated below investment-grade (BB and lower, or an equivalent rating) or are not rated by a major credit rating agency. The loans in which the fund invests are often referred to as “leveraged loans” because the borrowing companies have significantly more debt than equity.

The loans held by the fund may be senior or subordinate obligations of the borrower, although the fund normally invests the majority of its assets in senior floating rate loans. In the event of bankruptcy, holders of senior floating rate loans are typically paid (to the extent assets are available) before certain other creditors of the borrower (e.g., bondholders and stockholders). Holders of subordinate loans may be paid after more senior bondholders. Loans may or may not be secured by collateral. There is no limit on the fund’s investments in unsecured loans or in companies involved in bankruptcy proceedings, reorganizations, or financial restructurings.

Floating rate loans have interest rates that reset periodically (typically quarterly or monthly). The interest rates on floating rate loans are generally based on a percentage above LIBOR (the London Interbank Offered Rate), a U.S. bank’s prime or base rate, the overnight federal funds rate, or another rate. Floating rate loans may be structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. The fund may acquire floating rate loans directly from a lender or through the agent, as an assignment from another lender who holds a floating rate loan, or as a participation interest in another lender’s floating rate loan or portion thereof.

In buying and selling loans, the fund relies on its fundamental analysis of each company and the company’s ability to pay principal and interest in light of its current financial condition, its industry position, and economic and market conditions. The fund may purchase other floating rate debt instruments with credit and interest rate characteristics similar to the floating rate loans that it purchases.

In addition to the fund’s investments in loans, the fund may invest in a variety of debt securities, such as government and agency debt obligations, and investment-grade and high yield corporate bonds. High yield bonds, also known as “junk” bonds, are rated below investment grade and should be considered speculative. They generally provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High yield bond issuers include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads. The fund may invest up to 20% of its net assets in fixed rate debt securities.

The fund has considerable flexibility in seeking higher yields. There are no maturity restrictions, so the fund can purchase longer-term loans and bonds, which tend to have higher yields (but are more volatile) than shorter-term loans and bonds. However, the fund’s weighted average maturity generally is expected to be in the 4- to 8-year range, although it may be above or below that range depending on market conditions.

While most assets will typically be invested in U.S. dollar-denominated floating rate loans and debt securities, the fund may also invest in foreign loans and securities in keeping with the fund’s objective. The fund may invest up to 20% of its total assets in non-U.S. dollar-denominated loans and debt securities.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity or credit quality, to shift assets into and out of higher-yielding loans or securities, or to reduce its exposure to certain loans or securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The fund is exposed to interest rate risk like more traditional bond funds, but credit and liquidity risks tend to be more important. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Credit risk This is the risk that a loan borrower or issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, inability to meet a financial obligation, or the downgrade of a fund holding. The fund’s overall credit risk is increased to the extent it invests in loans not secured by collateral or if it purchases a participation interest in a loan.

Because a significant portion of the fund’s investments may be rated below investment-grade (also known as “junk” securities), the fund is exposed to greater volatility than if it invested mainly in investment-grade bonds and loans. High yield bond and loan issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. Accordingly, securities and loans involving such companies carry a higher risk of default and should be considered speculative.

Impairment of collateral risk This is the risk that the value of collateral securing a floating rate loan could decline, be insufficient to satisfy the loan obligation, or be difficult to liquidate. The fund’s access to the collateral could be limited by bankruptcy or by the type of loan it purchases. As a result, a collateralized senior loan may not be fully collateralized and can decline significantly in value.

Interest rate risk This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk. Because interest payments on the fund’s floating rate investments are typically based on a spread over another interest rate, falling interest rates will result in less income for the fund, but will not typically result in the price volatility that a fixed rate holding could experience.

Prepayment risk This is the risk that the principal on a loan or debt security will be prepaid prior to its maturity, reducing the potential for price gains. The rate of prepayments tends to increase as interest rates fall.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price. Floating rate loans may not have an active trading market and often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price.

Senior loans risk Senior loans are subject to the risk that a court could subordinate a senior loan, which typically holds the most senior position in the issuer’s capital structure, to presently existing or future indebtedness or take other action detrimental to the holders of senior loans.

Foreign investing risk This is the risk that the fund’s investments in foreign securities may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Floating Rate Fund – F Class Calendar Year Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter	Total
	Ended	Return
Best Quarter	12/31/11	3.79%
Worst Quarter	9/30/11	-4.00%
The fund's return for the six months ended 6/30/12 was 3.91%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.
F Class | T. Rowe Price Institutional Floating Rate Fund | T. Rowe Price Institutional Floating Rate Fund-F Class
Risk/Return:	rr_RiskReturnAbstract
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.55%
Other expenses	rr_OtherExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.57%
1 year	rr_ExpenseExampleYear01	58
3 years	rr_ExpenseExampleYear03	183
5 years	rr_ExpenseExampleYear05	318
10 years	rr_ExpenseExampleYear10	714
2011	rr_AnnualReturn2011	1.79%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund’s return for the six months ended 6/30/12
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.00%)
1 Year	rr_AverageAnnualReturnYear01	1.79%
Since inception	rr_AverageAnnualReturnSinceInception	5.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2010
F Class | T. Rowe Price Institutional Floating Rate Fund | Returns after taxes on distributions | T. Rowe Price Institutional Floating Rate Fund-F Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.13%)
Since inception	rr_AverageAnnualReturnSinceInception	2.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2010
F Class | T. Rowe Price Institutional Floating Rate Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Institutional Floating Rate Fund-F Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.29%
Since inception	rr_AverageAnnualReturnSinceInception	3.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2010
F Class | T. Rowe Price Institutional Floating Rate Fund | S&P/LSTA Performing Loan Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.49%
Since inception	rr_AverageAnnualReturnSinceInception	4.72%

Institutional Class | T. Rowe Price Institutional High Yield Fund
T. Rowe Price Institutional High Yield Fund
Investment Objective
The fund seeks high current income and,
secondarily, capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees -	Institutional Class T. Rowe Price Institutional High Yield Fund
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	2.00%

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Institutional Class T. Rowe Price Institutional High Yield Fund
Management fees	0.50%
Other expenses	none
Total annual fund operating expenses	0.50%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 year	3 years	5 years	10 years
Institutional Class T. Rowe Price Institutional High Yield Fund	51	160	280	628

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 54.6% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in a widely diversified portfolio of high yield corporate bonds, often called “junk” bonds, as well as income-producing convertible securities and preferred stocks that are rated below investment-grade or not rated by any major credit rating agency but deemed to be below investment-grade by T. Rowe Price. High yield bonds are rated below investment grade (BB and lower, or an equivalent rating). They generally provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High yield bond issuers include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads.

The fund’s weighted average maturity generally is expected to be in the 5- to 10-year range, but will vary with market conditions. In selecting investments, we rely extensively on T. Rowe Price research analysts. The fund intends to focus primarily on the higher-quality range (BB and B, or an equivalent rating) of the high yield market.

While most assets will typically be invested in U.S. dollar-denominated bonds, the fund may also invest in bonds of foreign issuers as well as use forward currency exchange contracts and credit default swaps in keeping with the fund’s objectives. Forward currency exchange contracts would typically be used to protect the fund’s foreign bond holdings from adverse currency movements relative to the U.S. dollar and credit default swaps would typically be used to protect the value of certain portfolio holdings or to manage the fund’s overall exposure to changes in credit quality.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity or credit quality, to shift assets into and out of higher-yielding securities, or to reduce its exposure to certain securities.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Interest rate risk This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk.

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. The fund is exposed to greater credit risk than other bond funds because companies issuing high yield bonds are usually not as strong financially and the securities they issue carry a higher risk of default.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price.

Foreign investing risk This is the risk that the fund’s investments in foreign securities may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.

Derivatives risk To the extent the fund uses forward currency exchange contracts and credit default swaps, it is exposed to additional volatility in comparison to investing directly in bonds and other debt securities. These instruments can be illiquid and difficult to value, may involve leverage so that small changes produce disproportionate losses for the fund, and instruments not traded on an exchange are subject to the risk that a counterparty to the transaction will fail to meet its obligations under the derivatives contract. The fund’s principal use of derivatives involves the risk that anticipated changes in currency values, currency exchange rates, or the creditworthiness of an issuer will not be accurately predicted, which could significantly harm the fund’s performance.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Institutional High Yield Fund Calendar Year Returns

	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	16.41%
Worst Quarter	12/31/08	-15.79%
The fund's return for the six months ended 6/30/12 was 6.33%.
In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2011
Average Annual Total Returns - Institutional Class	1 Year	5 Years	Since inception	Inception Date
T. Rowe Price Institutional High Yield Fund	3.49%	6.87%	8.53%	May 31, 2002
T. Rowe Price Institutional High Yield Fund Returns after taxes on distributions	0.34%	3.78%	5.31%	May 31, 2002
T. Rowe Price Institutional High Yield Fund Returns after taxes on distributions and sale of fund shares	2.63%	4.06%	5.44%	May 31, 2002
T. Rowe Price Institutional High Yield Fund J.P. Morgan Global High Yield Index (reflects no deduction for fees, expenses, or taxes)	5.73%	7.79%	9.31%
T. Rowe Price Institutional High Yield Fund Lipper High Yield Bond Funds Average	2.80%	5.10%	7.16%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Institutional Income Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
Institutional Class | T. Rowe Price Institutional High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Institutional High Yield Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks high current income and,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 54.6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.60%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in a widely diversified portfolio of high yield corporate bonds, often called “junk” bonds, as well as income-producing convertible securities and preferred stocks that are rated below investment-grade or not rated by any major credit rating agency but deemed to be below investment-grade by T. Rowe Price. High yield bonds are rated below investment grade (BB and lower, or an equivalent rating). They generally provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High yield bond issuers include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads.

The fund’s weighted average maturity generally is expected to be in the 5- to 10-year range, but will vary with market conditions. In selecting investments, we rely extensively on T. Rowe Price research analysts. The fund intends to focus primarily on the higher-quality range (BB and B, or an equivalent rating) of the high yield market.

While most assets will typically be invested in U.S. dollar-denominated bonds, the fund may also invest in bonds of foreign issuers as well as use forward currency exchange contracts and credit default swaps in keeping with the fund’s objectives. Forward currency exchange contracts would typically be used to protect the fund’s foreign bond holdings from adverse currency movements relative to the U.S. dollar and credit default swaps would typically be used to protect the value of certain portfolio holdings or to manage the fund’s overall exposure to changes in credit quality.

		The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity or credit quality, to shift assets into and out of higher-yielding securities, or to reduce its exposure to certain securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Interest rate risk This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk.

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. The fund is exposed to greater credit risk than other bond funds because companies issuing high yield bonds are usually not as strong financially and the securities they issue carry a higher risk of default.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price.

Foreign investing risk This is the risk that the fund’s investments in foreign securities may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.

		Derivatives risk To the extent the fund uses forward currency exchange contracts and credit default swaps, it is exposed to additional volatility in comparison to investing directly in bonds and other debt securities. These instruments can be illiquid and difficult to value, may involve leverage so that small changes produce disproportionate losses for the fund, and instruments not traded on an exchange are subject to the risk that a counterparty to the transaction will fail to meet its obligations under the derivatives contract. The fund’s principal use of derivatives involves the risk that anticipated changes in currency values, currency exchange rates, or the creditworthiness of an issuer will not be accurately predicted, which could significantly harm the fund’s performance.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Institutional High Yield Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	16.41%
Worst Quarter	12/31/08	-15.79%
		The fund's return for the six months ended 6/30/12 was 6.33%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.
Institutional Class | T. Rowe Price Institutional High Yield Fund | T. Rowe Price Institutional High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.50%
1 year	rr_ExpenseExampleYear01	51
3 years	rr_ExpenseExampleYear03	160
5 years	rr_ExpenseExampleYear05	280
10 years	rr_ExpenseExampleYear10	628
2003	rr_AnnualReturn2003	20.74%
2004	rr_AnnualReturn2004	10.47%
2005	rr_AnnualReturn2005	3.65%
2006	rr_AnnualReturn2006	9.64%
2007	rr_AnnualReturn2007	3.30%
2008	rr_AnnualReturn2008	(21.19%)
2009	rr_AnnualReturn2009	44.28%
2010	rr_AnnualReturn2010	14.69%
2011	rr_AnnualReturn2011	3.49%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's return for the six months ended 6/30/12
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.79%)
1 Year	rr_AverageAnnualReturnYear01	3.49%
5 Years	rr_AverageAnnualReturnYear05	6.87%
Since inception	rr_AverageAnnualReturnSinceInception	8.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
Institutional Class | T. Rowe Price Institutional High Yield Fund | Returns after taxes on distributions | T. Rowe Price Institutional High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.34%
5 Years	rr_AverageAnnualReturnYear05	3.78%
Since inception	rr_AverageAnnualReturnSinceInception	5.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
Institutional Class | T. Rowe Price Institutional High Yield Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Institutional High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.63%
5 Years	rr_AverageAnnualReturnYear05	4.06%
Since inception	rr_AverageAnnualReturnSinceInception	5.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
Institutional Class | T. Rowe Price Institutional High Yield Fund | J.P. Morgan Global High Yield Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.73%
5 Years	rr_AverageAnnualReturnYear05	7.79%
Since inception	rr_AverageAnnualReturnSinceInception	9.31%
Institutional Class | T. Rowe Price Institutional High Yield Fund | Lipper High Yield Bond Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.80%
5 Years	rr_AverageAnnualReturnYear05	5.10%
Since inception	rr_AverageAnnualReturnSinceInception	7.16%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Institutional Income Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
Document Creation Date	dei_DocumentCreationDate	Sep 27, 2012